BANK LOANS (Details - Bank loans) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Short-Term Debt [Line Items]
Bank loan	$ 45,596,789	$ 62,423,441
Less: current portion of bank loans	(45,596,789)	(62,423,441)
Total	0	0
HSBC Bank [Member]
Short-Term Debt [Line Items]
Bank loan	0	11,027,234
Bank Of China [Member]
Short-Term Debt [Line Items]
Bank loan	41,354,239	43,990,600
Private Mortgage At 95 Moatfield [Member]
Short-Term Debt [Line Items]
Bank loan	3,477,500	3,693,000
Private Mortgage At 200260 Town Centre [Member]
Short-Term Debt [Line Items]
Bank loan	0	2,954,400
Private mortgage for Bethune
Short-Term Debt [Line Items]
Bank loan	765,050	812,460
CEBA Loan [Member]
Short-Term Debt [Line Items]
Less: unamortized financing cost	$ 0	$ (54,253)